BORROWINGS	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
BORROWINGS
BORROWINGS

	As of December 31,
	2017	2016

Current
Bank and financial institutions (note 25)	6,011	217
TOTAL	6,011	217

BORROWINGS

25.1 – Bank and financial institutions

The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows:

	As of December 31,
	2017	2016

HSBC Bank (Argentina)	—	38
Banco Santander Rio (Argentina)	4	118
HSBC Bank and Citibank - Syndicated loan (United States)	6,007	—
Financial institution - Leasing (Uruguay)	—	61
TOTAL	6,011	217

Such balances were included as current borrowings in the consolidated statement of financial position.

On August 3, 2017, Globant LLC, our U.S. subsidiary, entered into a secured revolving credit facility with HSBC Bank USA, N.A. and Citibank N.A., with HSBC Bank USA, N.A. acting as administrative agent. Under this credit facility, Globant LLC may borrow up to $40.0 million in advances accruing interest at LIBOR plus 1.75%. This credit facility is guaranteed by Globant S.A. and Globant España S.A. and is secured by Globant LLC's now owned and after-acquired assets. This facility matures on August 2, 2022 and includes the following covenants: delivery of certain financial information; reports on any legal actions, complying with tax payments; maintain an asset coverage ratio of no less than 1.10; Globant LLC's capital expenditures limited to 5% the Company's consolidated annual revenue per year; restricted payments not to exceed 10,000 per year; Globant LLC's annual revenue is to remain at no less than 60% of the Company's consolidated annual revenue and Globant LLC's net intercompany payable outstanding with Argentine affiliates is to be no more than five months of billings from Argentina.

On December 19, 2017, Globant LLC has borrowed 6,000 under this credit facility. This loan matured on March 19, 2018 but was renewed until May 21, 2018, and is included as a current borrowing.

Movements in borrowings are analyzed as follows:

	As of December 31,
	2017	2016	2015

Balance at the beginning of year	217	548	1,285
Borrowings related to business combination (note 23)	—	250	—
Proceeds from new borrowings (1)	22,000	—	—
Payment of borrowings	(16,293)	(584)	(613)
Accrued interest	95	41	108
Foreign exchange	(8)	(38)	(232)
TOTAL	6,011	217	548

(1) The Company, through its Argentine subsidiary, Sistemas Globales S.A. and IAFH Global S.A., entered into 6 loan agreements with Santander Rio for a total amount of $16,000. These loans matured before December 31, 2017. On December 19, 2017, Globant LLC has borrowed $6,000 under the credit facility mentioned above. This loan matured on March 19, 2018 but was renewed until May 21, 2018.